Accounts and Notes Receivable, Net - Summary of Accounts and Notes Receivable (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 3,960,409	$ 2,423,055
Notes receivable	86,623	300,406
Allowance for credit losses	(472,293)	(303,311)	$ (310,968)	$ (190,777)
Total accounts and notes receivable, net	$ 3,574,739	$ 2,420,150